Property, plant and equipment - Summary of detailed information about property, plant and equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	€ 12,498
Depreciation	5,337	€ 3,154	€ 2,206
Property, plant and equipment, ending balance	14,031	12,498
Leasehold property improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	4,275
Property, plant and equipment, ending balance	6,734	4,275
Computer hardware and software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	6,248
Property, plant and equipment, ending balance	5,252	6,248
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	798
Property, plant and equipment, ending balance	753	798
Furniture and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	1,177
Property, plant and equipment, ending balance	1,292	1,177
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	22,311	11,187
Additions	6,311	3,147
Disposals	880	637
Arising on business combinations	1,491	7,720
Effects of movements in exchange rates	(1,275)	894
Property, plant and equipment, ending balance	27,958	22,311	11,187
Gross carrying amount | Leasehold property improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	7,206	3,847
Additions	3,433	860
Disposals	356	8
Arising on business combinations	916	2,252
Effects of movements in exchange rates	(433)	255
Property, plant and equipment, ending balance	10,766	7,206	3,847
Gross carrying amount | Computer hardware and software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	12,210	5,606
Additions	2,327	1,808
Disposals	387	496
Arising on business combinations	107	4,805
Effects of movements in exchange rates	(598)	487
Property, plant and equipment, ending balance	13,659	12,210	5,606
Gross carrying amount | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	1,059	506
Additions	251	236
Disposals	91	92
Arising on business combinations	138	358
Effects of movements in exchange rates	(115)	51
Property, plant and equipment, ending balance	1,242	1,059	506
Gross carrying amount | Furniture and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	1,836	1,228
Additions	300	243
Disposals	46	41
Arising on business combinations	330	305
Effects of movements in exchange rates	(129)	101
Property, plant and equipment, ending balance	2,291	1,836	1,228
Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(9,813)	(6,544)
Disposals	(383)	(500)
Depreciation	5,337	3,154
Effects of movements in exchange rates	(840)	615
Property, plant and equipment, ending balance	(13,927)	(9,813)	(6,544)
Accumulated impairment | Leasehold property improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(2,931)	(2,323)
Disposals	(89)	(5)
Depreciation	1,382	500
Effects of movements in exchange rates	(192)	113
Property, plant and equipment, ending balance	(4,032)	(2,931)	(2,323)
Accumulated impairment | Computer hardware and software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(5,962)	(3,684)
Disposals	(208)	(384)
Depreciation	3,173	2,224
Effects of movements in exchange rates	(520)	438
Property, plant and equipment, ending balance	(8,407)	(5,962)	(3,684)
Accumulated impairment | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(261)	(129)
Disposals	(53)	(78)
Depreciation	340	189
Effects of movements in exchange rates	(59)	21
Property, plant and equipment, ending balance	(489)	(261)	(129)
Accumulated impairment | Furniture and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(659)	(408)
Disposals	(33)	(33)
Depreciation	442	241
Effects of movements in exchange rates	(69)	43
Property, plant and equipment, ending balance	€ (999)	€ (659)	€ (408)